                                                                                                January 2, 2013

Securities and Exchange Commission

Office of Filings and Information Services

100 F Street, NE

Washington, D.C.  20549

            Re:       The Dreyfus/Laurel Funds Trust

                           -Dreyfus Global Equity Income Fund

                           -Dreyfus International Bond Fund

                        File No.  811-524

Dear Sir/Madam,

            Transmitted for filing is Form N-CSR for the above-referenced series of the Registrant for the fiscal year ended October 31, 2012.

            Please direct any questions or comments to the attention of the undersigned at (212) 922-8297.

                                                                                                Very truly yours,

                                                                                                /s/ Tanya Filippova

                                                                                                Tanya Filippova,

                                                                                                Senior Paralegal

TF/

Enclosures